SHARE- BASED COMPENSATION (Schedule of Assumptions Used to Value Options) (Details) - Shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Dividend yield (%)	0.00%	0.00%	0.00%
Subsidiaries Employees Consultants Directors Member
Disclosure of terms and conditions of share-based payment arrangement [line items]
Dividend yield (%)	0.00%
Bottom of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility of the share prices (%)	43.00%	34.00%	33.00%
Risk-free interest rate (%)	0.90%	0.20%	0.97%
Suboptimal factor	1.8	1.8	1.8
Post-vesting forfeiture rate (%)	5.00%	5.00%	5.00%
Bottom of range [Member] | Subsidiaries Employees Consultants Directors Member
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility of the share prices (%)	65.00%	46.00%
Risk-free interest rate (%)	0.11%	0.07%
Suboptimal factor	1.2	1.8
Post-vesting forfeiture rate (%)	5.00%	5.00%
Top of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility of the share prices (%)	47.00%	41.00%	34.00%
Risk-free interest rate (%)	1.90%	0.90%	1.51%
Suboptimal factor	2	2	2
Post-vesting forfeiture rate (%)	10.00%	10.00%	10.00%
Top of range [Member] | Subsidiaries Employees Consultants Directors Member
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility of the share prices (%)	96.00%	90.00%
Risk-free interest rate (%)	1.56%	0.90%
Suboptimal factor	2.5	2
Post-vesting forfeiture rate (%)	10.00%